Shareholders' equity - Summary of Valuation Allowance of Other Equity Instruments (Details) - PSU - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)	$ 3.69	$ 0
Expected volatility	60.00%	0.00%
Time to expiry	2 years 6 months 7 days	0 years
Risk-free interest rate	4.08%	0.00%